Convertible Loans (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Mar. 19, 2020	Apr. 17, 2020	Mar. 19, 2020	Jan. 15, 2020
Convertible Loan (Textual)
Interest		$ 2
Convertible loan amount				$ 50
bear interest rate	12.00%		12.00%
ADS [Member]
Convertible Loan (Textual)
Conversion Price			$ 0.35
Warrants [Member]
Convertible Loan (Textual)
Notes unsecured maturity date			March 23, 2021
Warrants [Member] | ADS [Member]
Convertible Loan (Textual)
Warrant to purchase	314,285		314,285
Shares issued ADS			40,000
Description of conversion loan			After the six-month anniversary of the issuance of the Notes, the conversion price shall be equal to the lower of the Fixed Conversion Price or 70% of the lowest trading price of the ADSs as reported on Nasdaq or any exchange upon which the ADSs or Ordinary Shares of the Company are traded at such time, for the 20 prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent. The Private Placement Warrant is exercisable at any time on or after the actual closing date and on or prior to the close of business on the five-year anniversary of the date of issuance, at an initial exercise price of $0.35 per ADS, subject to adjustment.
Dekel Pharmaceutical Ltd [Member] | Securities Purchase Agreement [Member]
Convertible Loan (Textual)
Original principal amount	$ 350		$ 350
Purchase value	315
Tranche [Member] | Warrants [Member]
Convertible Loan (Textual)
Original principal amount	$ 220		220
Purchase value			$ 198